Merger - Additional Information (Detail) (USD $) In Billions, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2010	Sep. 30, 2010
Business Acquisition [Line Items]
Shares of UAL common stock issued	148,000,000
Closing price of common stock		$ 23.66
Aggregate value of consideration paid for merger		$ 3.7
Continental Airlines Inc
Business Acquisition [Line Items]
Exchangeable share of Common stock converted	1.05